Retained Earnings (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of retained earnings
(1)	Retained earnings as of December 31, 2017 and 2016 are as follows:

(In millions of won)
	December 31, 2017		December 31, 2016
Appropriated:
Legal reserve	￦	22,320	22,320
Reserve for research & manpower development		—	60,001
Reserve for business expansion		10,171,138	9,871,138
Reserve for technology development		3,071,300	2,826,300

		13,264,758	12,779,759
Unappropriated		4,571,188	3,173,405

	￦	17,835,946	15,953,164